Stockholders’ Equity (Details) - Schedule of Liquidation Preferences - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Liquidation preference preferred stock		$ 22,624,909
Series Seed preferred stock [Member]
Class of Stock [Line Items]
Liquidation preference preferred stock		11,999,997
Series Seed-1 preferred stock [Member]
Class of Stock [Line Items]
Liquidation preference preferred stock		3,699,950
Series Seed-2 preferred stock [Member]
Class of Stock [Line Items]
Liquidation preference preferred stock		5,674,962
Series Seed-3 preferred stock [Member]
Class of Stock [Line Items]
Liquidation preference preferred stock		$ 1,250,000